Loans and borrowings (Tables)	6 Months Ended
Sep. 30, 2021
Borrowings [abstract]
Disclosure of detailed information about borrowings

(EUR thousand)		As of September 30	As of March 31
Interest-bearing loans and borrowings from credit institutions	Note	2021	2021	2020
Long-term financing - Term senior debt		—	—	634,267
Long-term financing - Senior debt facility		630,000	630,000	—
Capitalized financing fees		(7,317)	(8,255)	(9,672)
Revolving Credit Facility (RCF)		99,000	99,000	—
Other bank overdraft		637	111	1,081
Total		722,320	720,856	625,676
Short-term portion		637	111	1,081
Long-term portion		721,683	720,745	624,595
Total		722,320	720,856	625,676

(EUR thousand)	As of September 30			As of March 31
	2021			2021			2020
	Carrying value	Fair value	Effective interest	Carrying value	Fair value	Effective interest	Carrying value	Fair value	Effective interest
Term senior debt	—	—	n.a.	—	—	n.a.	625,507	613,220	3.61%
Senior debt facility	622,683	643,152	3.18%	621,745	640,836	3.18%	—	—	n.a.
Capitalized financing fees - RCF	—	—	n.a.	—	—	n.a.	(912)	(912)	n.a.
Revolving Credit Facility (RCF)	99,000	99,000	n.a.	99,000	99,000	n.a.	—	—	n.a.
Total non-current	721,683	742,152		720,745	739,836		624,595	612,308
Other bank overdraft	637	637	n.a.	111	111	n.a.	1,081	1,081	n.a.
Total current	637	637		111	111		1,081	1,081
Total	722,320	742,789		720,856	739,947		625,676	613,389

Disclosure of security pledges	All debt being issued under the SFA ranks pari-passu.

(EUR thousand)	As of September 30	As of March 31
Security	2021	2021	2020
Pledge of shares of consolidated companies (net equity in subsidiaries)	201,770	236,808	93,743
Pledge of trade receivables, other current receivables, prepaid expenses and income tax receivable	27,876	17,609	94,286
Pledge of cash in hand	9,851	4,918	169,952